RELATED PARTY TRANSACTIONS - Compensation of Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party [Abstract]
Salaries and other benefits	$ 5.7	$ 5.6
Retirement benefits	6.1	0.0
Share-based payments	2.5	5.1
Key management personnel compensation	$ 14.3	$ 10.7